Risk management (Tables)	6 Months Ended
Jun. 30, 2018
Summary of the Positions of the Derivative Financial Instruments Held by the Company

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2018, as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

	Statement of Financial Position
	Notional value				Fair value Asset Position (Liability)		Maturity
	06.30.2018		12.31.2017		06.30.2018	12.31.2017
Derivatives not designated for hedge accounting
Future contracts—total (*)		(6,227)		(15,561)	(35)	(98)

Long position/Crude oil and oil products		45,212		43,862	—	—	2018
Short position/Crude oil and oil products		(51,439)		(59,423)	—	—	2018
OTC Options(*)
Put/Crude oil and oil products		128,000		—	4	—	2018
Forward contracts—total
Long position/Foreign currency forwards (BRL/USD) (**)	US$	62	US$	55	1	0.3	2018
Short position/Foreign currency forwards (BRL/USD) (**)	US$	89	US$	78	(4)	(0.3)	2018
Long position/Foreign currency forwards (EUR/USD) (**)		EUR 2.700		—	(2)	—	2019
Swap
Foreign currency / Cross-currency Swap (**)		GBP 700		GBP 700	97	92	2026
Foreign currency / Cross-currency Swap (**)		GBP 600		GBP 600	(21)	13	2034

Total recognized in the Statement of Financial Position					40	7

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$, GBP and EUR are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments

	Gains/ (losses) recognized in the statement of income (*)				Gains/(losses) recognized in the Shareholders’ Equity (**)
	2018		2017		2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Commodity derivatives	(348)	(564)	44	80	—	—	—	—
Foreign currency derivatives	(175)	(67)	10	10	—	—	—	—
Interest rate derivatives	—	—	(1)	(3)	—	—	—	1

	(523)	(631)	53	87	—	—	—	1
Cash flow hedge on exports (***)	(789)	(1,609)	(737)	(1,511)	(7,695)	(7,213)	(1,669)	841

Total	(1,312)	(2,240)	(684)	(1,424)	(7,695)	(7,213)	(1,669)	842

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 30.2.

	Guarantees given as collateral
	06.30.2018	12.31.2017
Commodity derivatives	72	205
Foreign currency derivatives	(190)	(50)

Total	(118)	155

Summary of Sensitivity Analysis of the Derivative Financial Instruments

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products—price changes	—	(133)	(265)
Forward contracts	Foreign currency—depreciation BRL x USD	(0.3)	6	13
Options OTC	Crude oil and oil products—price changes	—	(4)	(4)

		(0.3)	(131)	(256)

(*)

The probable scenario was computed based on the following risks: oil and oil products prices: fair value on June 30, 2018 / R$ x U.S. Dollar—a 1.4% appreciation of the Real.Source: Focus and Bloomberg. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications

	Present value of hedging instrument notional value at 06.30.2018
Hedging Instrument	HedgedTransactions	Nature of theRisk	Maturity Date (US$ million)	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2018 to June 2028	58,631	226,068

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2017	58,400	193,189

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	10,168	34,205
Exports affecting the statement of income	(3,000)	(10,081)
Principal repayments / amortization	(6,937)	(23,149)
Foreign exchange variation	—	31,904

Amounts designated as of June 30, 2018	58,631	226,068

Nominal value of of hedging instrument at June 30, 2018	66,880	257,875

Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2018 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1, 2017	(17,119)	5,822	(11,297)

Recognized in shareholders’ equity	(543)	185	(358)
Reclassified to the statement of income—occurred exports	3,151	(1,071)	2,080
Reclassified to the statement of income—exports no longer expected or not occurred	3	(1)	2

Balance at December 31, 2017	(14,508)	4,935	(9,573)

Recognized in shareholders’ equity	(8,822)	2,999	(5,823)
Reclassified to the statement of income—occurred exports	1,609	(546)	1,063

Balance at June 30, 2018	(21,721)	7,388	(14,333)

Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments

Financial Instruments	Exposure at 06.30.2018	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	5,088		(74)	1,272	2,544
Liabilities (**)	(64,348)	Dollar/Real	931	(16,087)	(32,174)
Cash flow hedge on exports	58,631		(849)	14,658	29,315

	(629)		8	(157)	(315)
Liabilities	(101)	Yen/Dollar	(1)	(25)	(51)

	(101)		(1)	(25)	(51)
Assets	4	Euro/Real	—	1	2
Liabilities	(7)		—	(2)	(4)

	(3)		—	(1)	(2)
Assets	4,161	Euro/Dollar	7	1,040	2,081
Liabilities	(6,877)		(12)	(1,719)	(3,439)
Non Deliverable Forward (NDF)	3,153		6	788	1,577

	437		1	109	219
Assets	1	Pound Sterling/Real	—	—	1
Liabilities	(20)		—	(5)	(10)

	(19)		—	(5)	(9)
Assets	3,042	Pound Sterling /Dollar	23	761	1,521
Liabilities	(4,611)		(35)	(1,153)	(2,305)
Derivative—cross currency swap	1,716		13	429	858

	147		1	37	74

Total	(168)		9	(42)	(84)

(*)

On June 30, 2018, the probable scenario was computed based on the following risks: R$ x U.S. Dollar—a 1.4% appreciation of the Real / Japanese Yen x U.S. Dollar—a 0.7% appreciation of the Japanese Yen/ Euro x U.S. Dollar: a 0.2% appreciation of the Euro / Pound Sterling x U.S. Dollar: a 0.8% appreciation of the Pound Sterling / Real x Euro—a 1.3% appreciation of the Real / Real x Pound Sterling—a 0.7% appreciation of the Real. Source: Focus and Bloomberg.

(**)	It includes the Class Action provision as set out note 28.4.

Summary of Maturity Schedule of the Company's Finance Debt

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2018	2019	2020	2021	2022	2023 and thereafter	Balance at June 30, 2018	Balance at December 31, 2017
Principal	1,186	2,698	6,577	8,404	13,311	60,528	92,704	110,530
Interest	2,718	5,330	5,128	4,759	4,242	33,222	55,399	60,728

Total	3,904	8,028	11,705	13,163	17,553	93,750	148,103	171,258

Foreign Exchange Losses [Member]
Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2018 is set out below:

	2018	2019	2020	2021	2022	2023	2024	2025 to 2027	Total
Expected realization	(2,557)	(4,451)	(3,913)	(3,727)	(4,067)	(2,401)	(1,242)	637	(21,721)